FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Due From Affiliate Accrued Interest		$ 11	$ 4
Fair value of financial instruments, debt instrument, unamortized amount		107	102
Fair value of financial instruments, capital Lease obligations		387	310
Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument Carrying Amount		315	325
Level 3 | Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument Carrying Amount		315	325
Parent Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount		(10)	(9)	[1]
Unamortized Debt Issuance Expense		(27)	(22)	[1]
San Diego Gas and Electric Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount		43	47
Fair value of financial instruments, capital Lease obligations		244	234
Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount		24	23
Fair value of financial instruments, capital Lease obligations		1	1
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[2],[3]	13,761	12,347
Due From Affiliate Noncurrent Fair Value Disclosure	[2]	175	184
Fair value of financial instruments, Preferred stock of subsidiaries		20	20
Carrying Amount | San Diego Gas and Electric Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[3],[4]	4,304	4,461
Carrying Amount | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[5]	2,513	1,913
Fair value of financial instruments, Preferred stock		22	22
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[2],[3]	14,633	13,699
Due From Affiliate Noncurrent Fair Value Disclosure	[2]	166	170
Fair value of financial instruments, Preferred stock of subsidiaries		23	23
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[2],[3]	0	0
Due From Affiliate Noncurrent Fair Value Disclosure	[2]	0	0
Fair value of financial instruments, Preferred stock of subsidiaries		0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[2],[3]	13,985	12,782
Due From Affiliate Noncurrent Fair Value Disclosure	[2]	97	132
Fair value of financial instruments, Preferred stock of subsidiaries		23	23
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[2],[3]	648	917
Due From Affiliate Noncurrent Fair Value Disclosure	[2]	69	38
Fair value of financial instruments, Preferred stock of subsidiaries		0	0
Fair Value | San Diego Gas and Electric Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[3],[4]	4,670	4,988
Fair Value | San Diego Gas and Electric Company [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[3],[4]	0	0
Fair Value | San Diego Gas and Electric Company [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[3],[4]	4,355	4,563
Fair Value | San Diego Gas and Electric Company [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[3],[4]	315	425
Fair Value | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[5]	2,621	2,124
Fair value of financial instruments, Preferred stock		25	25
Fair Value | Southern California Gas Company [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[5]	0	0
Fair value of financial instruments, Preferred stock		0	0
Fair Value | Southern California Gas Company [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[5]	2,621	2,124
Fair value of financial instruments, Preferred stock		25	25
Fair Value | Southern California Gas Company [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	[5]	0	0
Fair value of financial instruments, Preferred stock		$ 0	$ 0

[1]	(1) As adjusted for the retrospective adoption of ASU 2015-03.
[2]	Excluding accumulated interest outstanding of $11 million and $4 million at December 31, 2015 and 2014, respectively.
[3]	Level 3 instruments include $315 million and $325 million at December 31, 2015 and 2014, respectively, related to Otay Mesa VIE.
[4]	Before reductions for unamortized discount and debt issuance costs of $43 million and $47 million at December 31, 2015 and 2014, respectively, and excluding capital leases of $244 million and $234 million at December 31, 2015 and 2014, respectively.
[5]	Before reductions for unamortized discount and debt issuance costs of $24 million and $23 million at December 31, 2015 and 2014, respectively, and excluding capital leases of $1 million at both December 31, 2015 and 2014.